Greenspring Fund (Prospectus Summary) | Greenspring Fund
Greenspring Fund
Investment Objectives.
The Fund's primary investment objective is long-term capital appreciation through a total return approach to investing.
Income is an important, but secondary, objective.
Fund Fees and Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Greenspring Fund retail
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Greenspring Fund retail
Management Fees		0.69%
Other Expenses		0.22%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.93%
[1]	Total Annual Fund Operating Expenses for the Fund will not correlate to the Ratio of Expenses to Average Net Assets shown in the Fund's most recent Annual Report and in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that:
     o  You invest $10,000 in the Fund for the periods indicated;
     o  You redeem in full at the end of each of the periods indicated;
     o  Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same each year.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Greenspring Fund retail	95	296	515	1,143

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxable distributions on Fund shares that are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58.32% of the average value of its portfolio.
Principal Investment Strategies.
The Fund invests in stocks its investment adviser believes are undervalued at the time of purchase and fixed income investments, including corporate, convertible, and high yield bonds (sometimes referred to as below investment grade bonds or "junk bonds"), that have the potential to provide both capital appreciation and income. The Fund invests primarily in securities of U.S.
issuers. The Fund may invest in companies of any market capitalization that its investment adviser believes are undervalued relative to the company's peers or the securities market in general and provide an attractive risk/reward value.
The investment adviser utilizes a bottom up approach whereby it researches individual companies regardless of the industry. As a result, the size of the
Fund's cash reserves may reflect the Fund's ability to find securities that meet its investment strategies rather than the market outlook. The Fund may also invest in companies in the process of financial restructurings or liquidations. The Fund's investment style is typically referred to as a "value" investing approach.
Principal Investment Risks.
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of the Fund are:

o There is a risk that you could lose all or a portion of your investment in the
  Fund.

o Although the Fund invests in companies it considers undervalued relative to their peers or the general stock market, there is a risk that the value of these securities may decline or may not reach what the investment adviser believes are their full value.

o Common stocks generally fluctuate in value more than bonds, and may decline in value over short or over extended periods.

o The Fund may invest in small and mid capitalization securities that tend to be more volatile and less liquid than large capitalization securities, which can negatively affect the Fund's ability to purchase or sell these securities.

o Interest rate risk is the chance that interest rates may rise, causing bond prices to fall.

o Credit risk is the risk that an issuer will not make timely payments of principal and interest.

o High yield bonds involve greater credit risk and are more sensitive to economic conditions and individual corporate developments than those of higher-rated securities, which may adversely affect their value.

o Convertible securities are influenced by changes in interest rates, with investment value declining as interest rates rise and increasing as interest rates decline. The credit standing of the issuer and other factors affecting the value of the underlying stock also may have an effect on the convertible security's investment value.
Performance.
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, such as the Russell 3000® Index, as well as a more narrowly based index, such as the Lipper Flexible Portfolio Index, which includes funds that allocate assets across various asset classes with a focus on total return. The Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available on the
Fund's website at www.greenspringfund.com or by calling the Fund toll-free at (800) 366-3863.
Calendar Year Total Returns as of December 31

Best and Worst Performing Quarters During the Last 10 Years Quarter/Year Total Return Best December 31, 2003 12.76% Worst September 30, 2002 -13.46%
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Greenspring Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
retail	Return Before Taxes	(0.26%)	3.51%	6.68%	9.80%	Jul. 01, 1983
retail After Taxes on Distributions	Return After Taxes on Distributions	(1.70%)	2.38%	5.42%	7.42%	Jul. 01, 1983
retail After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.45%	2.47%	5.13%	7.22%	Jul. 01, 1983
Russell 3000® Index	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%	9.77%	Jul. 01, 1983
Lipper Flexible Portfolio Index	Lipper Flexible Portfolio Index (reflects no deduction for fees, expenses, or taxes)	(1.16%)	2.02%	4.30%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.